Supplemental Cash flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Changes in non-cash working capital
Changes in non-cash working capital consisted of the following:

(000s)	2017	2016
Operating Activities
(Increase) decrease in current assets
Accounts receivable	$(3,254)	$8,093
Prepaids and other	(3,044)	1,159
Product inventory[1]	5,789	(3,242)
Increase (decrease) in current liabilities
Accounts payable and accrued liabilities	4,367	1,286
	$3,858	$7,296
[1] The change in non-cash working capital associated with product inventory represents the change in operating costs capitalized as product inventory in the respective periods.

(000s)	2017	2016
Investing Activities
Increase (decrease) in current liabilities
Accounts payable and accrued liabilities	(1,587)	5,556
	$(1,587)	$5,556